Share-Based Payments - Warrants (Details) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payments
Warrants granted, price per share		$ 2.23
Warrants
Share-Based Payments
Warrants Vesting period	36 months	36 months
Warrants as a percentage of outstanding shares	8.60%	11.00%
Warrants granted, price per share	$ 1.94
Warrants granted	10,000	100,000
Warrants | CFO
Share-Based Payments
Warrants granted		45,000
Warrants | COO
Share-Based Payments
Warrants granted		25,000